Jamestown Tax-Exempt Virginia Fund
THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
What are the Fund’s investment objectives?

The investment objectives of The Jamestown Tax Exempt Virginia Fund are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase income and enhance the value of your investment.

What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Tax Exempt Virginia Fund.
Shareholder Fees	Jamestown Tax-Exempt Virginia Fund Jamestown Tax-Exempt Virginia Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Jamestown Tax-Exempt Virginia Fund Jamestown Tax-Exempt Virginia Fund Shares
Management Fees	0.40%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.97%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Jamestown Tax-Exempt Virginia Fund | Jamestown Tax-Exempt Virginia Fund Shares | USD ($)	99	309	536	1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of The Jamestown Tax Exempt Virginia Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in Virginia tax-exempt securities and at least 80% of the Fund’s annual income will be exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax. Virginia tax-exempt securities are debt instruments issued by the Commonwealth of Virginia and its cities, counties, political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal and Virginia state income tax. Such securities may also include certain debt obligations issued by the Metropolitan Washington Airports Authority, as well as U.S. territories (such as Puerto Rico, Guam and the U.S. Virgin Islands and political subdivisions of these territories). Virginia tax-exempt securities include general obligation bonds, revenue bonds, lease obligations, prerefunded obligations and certain types of industrial development bonds. The Fund may invest up to 20% of its assets in tax-exempt securities subject to the alternative minimum tax, but currently does not intend to invest in such securities. The Fund may invest up to 20% of its assets in exchange-traded funds (“ETFs”) to adjust the Fund’s exposure to the broad municipal market or other sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

Lowe, Brockenbrough & Company, Inc. (the “Advisor”) emphasizes a disciplined balance between sector selection and moderate portfolio duration shifts to enhance income and total return. The Fund will concentrate its investments in “high quality” bonds (rated in the three highest rating categories by any of the nationally recognized rating agencies, or unrated securities determined by the Advisor to be of comparable quality) and will invest in securities and market sectors that the Advisor believes are undervalued by the marketplace. The selection of undervalued bonds by the Advisor is based on, among other things, historical yield relationships, credit risk, market volatility and absolute levels of interest rates, as well as supply and demand factors. A security may be sold due to changes in market conditions or the Advisor’s market outlook.

The Fund will maintain at least 90% of its portfolio in bonds that are rated in the three highest rating categories (“A” or better) by any of the nationally recognized statistical rating organizations (“NRSROs”). The Fund will limit its portfolio purchases to investment grade securities (securities which, in the Advisor’s opinion, have the characteristics of the four highest rating categories described by any of the nationally recognized rating agencies). The Fund intends to purchase bonds rated in the fourth highest rating category only if, in the Advisor’s opinion, these bonds have some potential to improve in value or credit rating.

The Fund’s portfolio duration will range between 2 and 10 years. The Advisor’s determination of optimal duration for the Fund is based on economic indicators, inflation trends, credit demands, monetary policy and global influences as well as psychological and technical factors.

The Fund may invest 25% or more of its assets in tax-exempt obligations that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. The Fund is non-diversified and therefore may invest in fewer issuers than a diversified fund.

What are the principal risks of investing in the Fund?

The Jamestown Tax Exempt Virginia Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

The value of Virginia tax-exempt securities will fluctuate based on a variety of factors, including: interest rates, the general condition of the municipal bond market, the size of the particular offering, the maturity of the obligation, the liquidity of the security and the rating of the issue. In addition, Virginia tax-exempt securities can experience downturns in trading activity and the supply of such securities may exceed the demand in the market. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Economic and other events (whether real or perceived) can reduce the demand for certain tax-exempt securities which may reduce market prices and cause the value of the Fund’s shares to fall. Periods of economic change and uncertainty could result in increased volatility of market prices and yields of certain Virginia tax-exempt securities. The frequency and magnitude of such changes cannot be predicted.

Interest Rate Risk. The return on and value of an investment in the Fund will fluctuate with changes in interest rates, which may be influenced by government and central banking authority actions, inflation expectations, and supply and demand. Generally, when interest rates rise, the value of the Fund’s portfolio securities can be expected to decline. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities. With the cessation of certain market support activities by the Federal Reserve, the Fund may face a heightened level of interest rate risk and volatility as a result of rising interest rates.

Maturity Risk. The value of the Fund’s portfolio securities is also dependent on their maturity. Generally, the longer the maturity of a security, the greater its sensitivity to changes in interest rates.

Credit Risk. The value of the Fund’s portfolio securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Economic downturns often result in reduced levels of taxes collected and revenues earned, which could weaken the financial strength of a municipality. An issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory or legal developments, a credit rating downgrade or other adverse news.

Risks Associated with Credit Ratings. A rating by an NRSRO represents the agency’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of NRSROs present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the municipal market. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets which may impact the Fund’s ability to sell these securities at or near their perceived value. The lack of an active market or a reduced number of municipal market participants may increase the potential for pricing inefficiencies, erratic price movements, wider spreads, and increased volatility, which may become exacerbated during periods of economic or political stress or high selling activity.

Concentration Risk. Since the Fund concentrates its investments in Virginia municipal securities, an investment in the Fund may be adversely affected by factors that impact the Virginia economy or its political, geographic and demographic conditions. Virginia’s economy has strong ties to federal government and defense-related spending, as well as high technology industries, trade and tourism. Any reduction in government spending or downturn in these industries may adversely affect Virginia’s economy. In April 2017, Standard & Poor’s Global Ratings revised Virginia’s rating outlook to negative, citing structural imbalances and a drawdown of the state’s revenue stabilization reserve fund.

If the Fund’s investments are concentrated within a particular segment of the bond market, adverse developments affecting a sector of the market may cause the Fund’s performance to be more sensitive to developments affecting that sector than a fund that does not concentrate its investments.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a small number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s dir.ect fees and expenses.

Tax Risk. There is a risk that substantial changes in federal or state income tax laws could change the way the Fund’s distributions are treated for income tax purposes. Tax reform, including a lowering of individual or corporate tax rates, could reduce the attractiveness and overall demand for municipal bonds or cause a portion of the Fund’s tax-exempt dividends to be taxable to shareholders who are subject to the alternative minimum tax. In addition, certain Virginia constitutional amendments, legislative measures, executive orders, administrative regulations and vote initiatives could result in adverse consequences affecting Virginia tax-exempt securities.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Tax Exempt Virginia Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

The Fund’s 2018 year-to-date return through June 30, 2018 is -0.51%.

During the periods shown in the bar chart, the highest return for a quarter was 3.58% during the quarter ended September 30, 2009 and the lowest return for a quarter was -2.61% during the quarter ended December 31, 2016.

Average Annual Total Returns For Periods Ended December 31, 2017:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Jamestown Tax-Exempt Virginia Fund	1 Year	5 Years	10 Years
Jamestown Tax-Exempt Virginia Fund Shares	2.07%	0.99%	2.47%
Jamestown Tax-Exempt Virginia Fund Shares | After Taxes on Distributions	2.05%	0.99%	2.45%
Jamestown Tax-Exempt Virginia Fund Shares | After Taxes on Distributions and Sales	1.93%	1.26%	2.51%
Bloomberg Barclays 1-10 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)	3.49%	2.02%	3.56%